RETIREMENT BENEFITS - Funded Status and Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$ 14,839
Projected benefit obligation at period end	13,943	$ 14,839
Change in plan assets
Plan assets at fair value at beginning of year	13,071
Plan assets at fair value at year end	12,137	13,071
Funded status of the plans	(1,806)	(1,768)
Net amount recognized
Net amount recognized on the balance sheet	(1,806)	(1,768)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	6,373	6,141
Accumulated benefit obligation at period end	13,932	14,821
U.S. Qualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	14,060	12,137
Benefits earned during the year	4	6	$ 8
Interest cost on benefit obligation	553	541	538
Plan amendments	0	0
Actuarial (gain) loss	(649)	2,077
Benefits paid, net of participants’ contributions	(751)	(701)
Expected government subsidy	0	0
Divestitures	0	0
Settlements (gain) loss	0	0
Curtailment (gain) loss	14	0
Special termination benefits	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at period end	13,231	14,060	12,137
Change in plan assets
Plan assets at fair value at beginning of year	13,071	12,731
Actual return on plan assets	(183)	941
Company contributions	0	100
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(751)	(701)
Foreign exchange impact and other	0	0
Plan assets at fair value at year end	12,137	13,071	12,731
Funded status of the plans	(1,094)	(989)
Net amount recognized
Benefit asset	0	0
Benefit liability	(1,094)	(989)
Net amount recognized on the balance sheet	(1,094)	(989)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	0	3
Net actuarial gain (loss)	(6,107)	(5,819)
Net amount recognized in equity-pretax	6,107	5,816
Accumulated benefit obligation at period end	13,226	14,050
U.S. Nonqualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	779
Projected benefit obligation at period end	712	779
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	(712)	(779)
Net amount recognized
Net amount recognized on the balance sheet	(712)	(779)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	266	325
Accumulated benefit obligation at period end	706	771
Non-U.S. Pension Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	7,252
Projected benefit obligation at period end	6,534	7,252
Change in plan assets
Plan assets at fair value at beginning of year	7,057
Plan assets at fair value at year end	6,104	7,057
Funded status of the plans	(430)	(195)
Net amount recognized
Net amount recognized on the balance sheet	(430)	(195)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	1,609	1,678
Accumulated benefit obligation at period end	6,049	6,699
Non-U.S. Qualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	7,252	7,194
Benefits earned during the year	168	178	210
Interest cost on benefit obligation	317	376	384
Plan amendments	6	2
Actuarial (gain) loss	(28)	790
Benefits paid, net of participants’ contributions	(294)	(352)
Expected government subsidy	0	0
Divestitures	(147)	(18)
Settlements (gain) loss	(61)	(184)
Curtailment (gain) loss	(8)	(58)
Special termination benefits	0	9
Foreign exchange impact and other	(671)	(685)
Projected benefit obligation at period end	6,534	7,252	7,194
Change in plan assets
Plan assets at fair value at beginning of year	7,057	6,918
Actual return on plan assets	56	1,108
Company contributions	134	230
Plan participants’ contributions	5	5
Divestitures	131	11
Settlements	61	184
Benefits paid, net of government subsidy	(299)	(357)
Foreign exchange impact and other	(657)	(652)
Plan assets at fair value at year end	6,104	7,057	6,918
Funded status of the plans	(430)	(195)
Net amount recognized
Benefit asset	726	921
Benefit liability	(1,156)	(1,116)
Net amount recognized on the balance sheet	(430)	(195)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	(1)	(1)
Prior service benefit	5	13
Net actuarial gain (loss)	(1,613)	(1,690)
Net amount recognized in equity-pretax	1,609	1,678
Accumulated benefit obligation at period end	6,049	6,699
Non-U.S. Nonqualified Pension Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	0	0
U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	917
Projected benefit obligation at period end	817	917
Change in plan assets
Plan assets at fair value at beginning of year	10
Plan assets at fair value at year end	166	10
Funded status of the plans	(651)	(907)
Net amount recognized
Net amount recognized on the balance sheet	(651)	(907)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	(3)	56
Accumulated benefit obligation at period end	817	917
U.S. Qualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	917	780
Benefits earned during the year	0	0	0
Interest cost on benefit obligation	33	33	33
Plan amendments	0	0
Actuarial (gain) loss	(55)	184
Benefits paid, net of participants’ contributions	(90)	(91)
Expected government subsidy	12	11
Divestitures	0	0
Settlements (gain) loss	0	0
Curtailment (gain) loss	0	0
Special termination benefits	0	0
Foreign exchange impact and other	0	0
Projected benefit obligation at period end	817	917	780
Change in plan assets
Plan assets at fair value at beginning of year	10	32
Actual return on plan assets	(1)	2
Company contributions	235	56
Plan participants’ contributions	49	51
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(127)	(131)
Foreign exchange impact and other	0	0
Plan assets at fair value at year end	166	10	32
Funded status of the plans	(651)	(907)
Net amount recognized
Benefit asset	0	0
Benefit liability	(651)	(907)
Net amount recognized on the balance sheet	(651)	(907)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	0	0
Net actuarial gain (loss)	3	(56)
Net amount recognized in equity-pretax	(3)	56
Accumulated benefit obligation at period end	817	917
U.S. Nonqualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	0	0
Non-U.S. Postretirement Benefit Plans
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,527
Projected benefit obligation at period end	1,291	1,527
Change in plan assets
Plan assets at fair value at beginning of year	1,384
Plan assets at fair value at year end	1,133	1,384
Funded status of the plans	(158)	(143)
Net amount recognized
Net amount recognized on the balance sheet	(158)	(143)
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	422	501
Accumulated benefit obligation at period end	1,291	1,527
Non-U.S. Qualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,527	1,411
Benefits earned during the year	12	15	43
Interest cost on benefit obligation	108	120	146
Plan amendments	0	(14)
Actuarial (gain) loss	(88)	262
Benefits paid, net of participants’ contributions	(57)	(93)
Expected government subsidy	0	0
Divestitures	0	(1)
Settlements (gain) loss	0	0
Curtailment (gain) loss	0	(3)
Special termination benefits	0	0
Foreign exchange impact and other	(211)	(170)
Projected benefit obligation at period end	1,291	1,527	1,411
Change in plan assets
Plan assets at fair value at beginning of year	1,384	1,472
Actual return on plan assets	(5)	166
Company contributions	9	12
Plan participants’ contributions	0	0
Divestitures	0	0
Settlements	0	0
Benefits paid, net of government subsidy	(57)	(93)
Foreign exchange impact and other	(198)	(173)
Plan assets at fair value at year end	1,133	1,384	$ 1,472
Funded status of the plans	(158)	(143)
Net amount recognized
Benefit asset	115	196
Benefit liability	(273)	(339)
Net amount recognized on the balance sheet	(158)	(143)
Amounts recognized in Accumulated other comprehensive income (loss)
Net transition obligation	0	0
Prior service benefit	125	157
Net actuarial gain (loss)	(547)	(658)
Net amount recognized in equity-pretax	422	501
Accumulated benefit obligation at period end	1,291	1,527
Non-U.S. Nonqualified Postretirement Benefit Plan
Change in projected benefit obligation
Projected benefit obligation at beginning of year	0
Projected benefit obligation at period end	0	0
Change in plan assets
Plan assets at fair value at beginning of year	0
Plan assets at fair value at year end	0	0
Funded status of the plans	0	0
Net amount recognized
Net amount recognized on the balance sheet	0	0
Amounts recognized in Accumulated other comprehensive income (loss)
Net amount recognized in equity-pretax	0	0
Accumulated benefit obligation at period end	$ 0	$ 0